Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Woodside Energy Group Ltd
Entity Central Index Key	0000844551
Entity File Number	001-41404
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	11 Mount Street
Entity Address, City or Town	Perth
Entity Address, Country	AU
Entity Address, Postal Zip Code	6000
Entity Common Stock, Shares Outstanding	1,898,749,771
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1379
Auditor Location	Australia
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	WDS
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value per share [1]
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Marcela Louzada
Contact Personnel Email Address	investor@woodside.com
Local Phone Number	8 9348 4000
City Area Code	61
Entity Address, Address Line One	11 Mount Street
Entity Address, City or Town	Perth
Entity Address, Country	AU
Entity Address, Postal Zip Code	6000

[1]	Not for trading, but only in connection with the registration of American Depositary Shares, pursuant to the requirements of the Securities and Exchange Commission.